FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash	$ 3,377,464	$ 1,049,049	$ 4,418,236	$ 1,246,244
Accounts receivable	807,009	535,659
Current liabilities	1,210,356	958,086
Accounts payable and accrued liabilities	1,118,573	814,777
Income tax payable	0	91,566
Current portion of lease liability	91,783	51,743
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	3,377,464	1,049,049
Accounts receivable	807,009	535,659
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	93,865	105,820
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	25,009	15,349
Credit risk [Member] | Customer C [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	47,250	0
Credit risk [Member] | Customer D [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	155,520	150,300
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	3,377,464	1,049,049
Current liabilities	1,210,356	958,086
Accounts payable and accrued liabilities	1,118,573	814,777
Income tax payable	0	91,566
Current portion of lease liability	91,783	51,743
Undiscounted contractual lease liabilities	$ 307,456	$ 100,709
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	1.00%	2.00%
Value at risk	$ 12,102	$ 696